Interest-bearing loans and borrowings - Category of carrying values and fair values (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Category of carrying values and fair values
Total carrying value	$ 30,781		$ 20,380	$ 18,227
Fair value	33,252		23,825	20,549
Borrowings	30,781		20,380	18,227
Interest rate swaps
Category of carrying values and fair values
Total carrying value	30,781		20,380	18,227
Due within one year
Category of carrying values and fair values
Borrowings	1,900
Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value	320		339	335
Gain on fair value of bonds due to increase credit risk	29
Amortised cost
Category of carrying values and fair values
Total carrying value	28,551		16,981	15,106
Instruments in a fair value hedge relationship
Category of carrying values and fair values
Total carrying value			371	339
Instruments designated in cash flow hedge
Category of carrying values and fair values
Total carrying value	1,910		2,689	2,447
Overdrafts
Category of carrying values and fair values
Total carrying value	291		286	146
Fair value	291		286	146
Overdrafts | Amortised cost
Category of carrying values and fair values
Total carrying value	291		286	146
Lease liabilities | Due within one year
Category of carrying values and fair values
Total carrying value	233		192	188
Fair value	233		192	188
Lease liabilities | Due after more than one year
Category of carrying values and fair values
Total carrying value	754		489	487
Fair value	754		489	487
Lease liabilities | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value	233		192	188
Lease liabilities | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value	754		489	487
Loans | Due within one year
Category of carrying values and fair values
Total carrying value	1,369		1,908	1,676
Fair value	1,378		1,922	1,684
Loans | Due after more than one year
Category of carrying values and fair values
Total carrying value	28,134		17,505	15,730
Fair value	30,596		20,936	18,044
Loans | Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value	287
Loans | Instruments at fair value through profit or loss | Due after more than one year
Category of carrying values and fair values
Total carrying value	320		339	335
Loans | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value	1,369		923	1,676
Loans | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value	25,904		15,091	12,609
Loans | Instruments in a fair value hedge relationship | Due within one year
Category of carrying values and fair values
Total carrying value			371
Loans | Instruments in a fair value hedge relationship | Due after more than one year
Category of carrying values and fair values
Total carrying value				339
Loans | Instruments designated in cash flow hedge | Due within one year
Category of carrying values and fair values
Total carrying value			614
Loans | Instruments designated in cash flow hedge | Due after more than one year
Category of carrying values and fair values
Total carrying value	$ 1,910		$ 2,075	$ 2,447
0.875% Non-callable bond due 2021
Category of carrying values and fair values
Borrowings | €		€ 750
Interest rate on borrowings	0.875%	0.875%
Loss on fair value hedge adjustment	$ 10
0.875% Non-callable bond due 2021 | Instruments in a fair value hedge relationship
Category of carrying values and fair values
Total carrying value | €		€ 300
7% Guaranteed debentures
Category of carrying values and fair values
Borrowings	$ 288
Interest rate on borrowings	7.00%	7.00%
7% Guaranteed debentures | Instruments at fair value through profit or loss
Category of carrying values and fair values
Interest rate on borrowings	7.00%	7.00%